Age Analysis of Past Due Loans (Detail) (USD $)	Sep. 30, 2012		Sep. 30, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans	$ 436,966,775		$ 430,359,086
Residential Real Estate 1-4 Family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans	105,514,544		98,844,828
Commercial Real Estate Other Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans	251,379,010		252,037,202
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans	16,596,833		17,612,661
Real Estate Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans	45,369,190		41,726,520
Consumer Other Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans	18,107,198		20,137,875
Non Covered Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	3,189,544		4,847,429
Greater than 90 Days Past Due	621,257		4,292,097
Total Past Due	3,810,801		9,139,526
Current	433,155,974		421,219,560
Total Loans	436,966,775		430,359,086
Loans > 90 Days Accruing	401,726
Non Covered Loans | Residential Real Estate 1-4 Family
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	1,460,017		1,261,293
Greater than 90 Days Past Due	621,257		2,434,213
Total Past Due	2,081,274		3,695,506
Current	103,433,270		95,149,322
Total Loans	105,514,544		98,844,828
Loans > 90 Days Accruing	401,726
Non Covered Loans | Commercial Real Estate Other Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	1,459,472		3,073,129
Greater than 90 Days Past Due			1,671,035
Total Past Due	1,459,472		4,744,164
Current	249,919,538		247,293,038
Total Loans	251,379,010		252,037,202
Non Covered Loans | Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	145,001		315,882
Greater than 90 Days Past Due			160,558
Total Past Due	145,001		476,440
Current	16,451,832		17,136,221
Total Loans	16,596,833		17,612,661
Non Covered Loans | Real Estate Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Greater than 90 Days Past Due			26,291
Total Past Due			26,291
Current	45,369,190		41,700,229
Total Loans	45,369,190		41,726,520
Non Covered Loans | Consumer Other Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	125,054		197,125
Total Past Due	125,054		197,125
Current	17,982,144		19,940,750
Total Loans	18,107,198		20,137,875
Covered Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	8,253,381		10,227,645
Greater than 90 Days Past Due	24,798,708		30,357,369
Total Past Due	33,052,089		40,585,014
Current	146,441,448		216,724,836
Total Loans	179,493,537	[1]	257,309,850	[2]
Loans > 90 Days Accruing	24,798,708	[3]	30,357,369	[3]
Covered Loans | Residential Real Estate 1-4 Family
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	734,789		1,263,640
Greater than 90 Days Past Due	834,569		1,852,536
Total Past Due	1,569,358		3,116,176
Current	11,460,232		13,377,864
Total Loans	13,029,590	[1]	16,494,040	[2]
Loans > 90 Days Accruing	834,570	[3]	1,852,536	[3]
Covered Loans | Commercial Real Estate Other Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	6,546,132		6,890,156
Greater than 90 Days Past Due	20,588,187		19,890,694
Total Past Due	27,134,319		26,780,850
Current	115,540,726		175,314,919
Total Loans	142,675,045	[1]	202,095,769	[2]
Loans > 90 Days Accruing	20,588,187	[3]	19,890,694	[3]
Covered Loans | Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	917,019		1,840,322
Greater than 90 Days Past Due	2,984,197		4,854,955
Total Past Due	3,901,216		6,695,277
Current	13,723,435		18,340,062
Total Loans	17,624,651	[1]	25,035,339	[2]
Loans > 90 Days Accruing	2,984,197	[3]	4,854,955	[3]
Covered Loans | Real Estate Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Greater than 90 Days Past Due			3,617,000
Total Past Due			3,617,000
Current	1,343,072		2,251,184
Total Loans	1,343,072	[1]	5,868,184	[2]
Loans > 90 Days Accruing			3,617,000	[3]
Covered Loans | Consumer Other Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	55,441		233,527
Greater than 90 Days Past Due	391,755		142,184
Total Past Due	447,196		375,711
Current	4,373,983		7,440,807
Total Loans	4,821,179	[1]	7,816,518	[2]
Loans > 90 Days Accruing	$ 391,754	[3]	$ 142,184	[3]

[1]	Covered loan balances are net of non-accretable differences and allowance for covered loan losses and have not been reduced by $13,233,075 of accretable discounts.
[2]	Covered loan balances are net of non-accretable differences and allowance for covered loan losses and have not been reduced by $22,220,790 of accretable discounts.
[3]	Covered loans contractually past due greater than ninety days are reported as accruing loans because of accretable discounts established at the time of acquisition.